Note 12. Unaudited Quarterly Financial Data (Details) - Selected Quarterly Data (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Data [Abstract]
Net sales	$ 13,563	$ 12,246	$ 14,075	$ 18,031	$ 14,205	$ 11,727	$ 12,843	$ 12,343	$ 57,916	$ 51,117	$ 42,894
Gross margin	2,182	1,936	2,256	2,960	2,432	2,049	2,302	2,185	9,334	8,968	7,991
Net earnings (loss)	$ 111	$ (40)	$ 31	$ 549	$ 323	$ (235)	$ (126)	$ 202	$ 651	$ 164	$ 28
Basic net earnings (loss) per share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.00	$ 0.05	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ 0.06	$ 0.01	$ 0.00
Diluted net earnings (loss) per share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.00	$ 0.05	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ 0.06	$ 0.01	$ 0.00